INCOME TAXES - Deferred tax asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforwards	$ 5,517,038	$ 3,359,183
Share-based compensation	3,255,964	2,262,381
Research and development credit carryforwards	331,671	141,671
Capitalized research and development	2,807,846	1,347,028
Other	10,945
Gross deferred tax assets	11,923,464	7,110,263
Less valuation allowance	(11,923,464)	(7,110,263)
Net deferred tax asset	0	0
Capitalized research and development	$ 6,100,000	$ 4,800,000